Expense Example - NVIT Government Bond Fund	Class I Shares 1 Year	Class I Shares 3 Years	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 3 Years	Class II Shares 5 Years	Class II Shares 10 Years	Class IV Shares 1 Year	Class IV Shares 3 Years	Class IV Shares 5 Years	Class IV Shares 10 Years	Class P Shares 1 Year	Class P Shares 3 Years	Class P Shares 5 Years	Class P Shares 10 Years	Class Y Shares 1 Year	Class Y Shares 3 Years	Class Y Shares 5 Years	Class Y Shares 10 Years
USD ($)	72	226	394	882	97	305	530	1,177	72	226	394	882	82	258	449	1,001	56	178	312	700